Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2018
Financial instruments and financial risk management
Financial instruments and financial risk management

6. Financial instruments and financial risk management

6.1         Overview of financial instruments

The Company adopted IFRS 9 on January 1, 2018. On the date of initial application, the financial instruments of the Company were as follows:

	Measurement category		Carrying amount
	Original	New	Original	New
(in thousands of €)	IAS 39	IFRS 9	IAS 39	IFRS 9

Financial assets — non-current	Available for sale	FVTPL	€1	€1

Research and development incentive receivables — non-current	Amortised cost	Amortised cost	3,033	3,033

Restricted cash — non-current	Amortised cost	Amortised cost	256	256

Trade and other receivables	Amortised cost	Amortised cost	2,842	2,842

Prepaid expenses	Amortised cost	Amortised cost	2,338	2,338

Financial assets—current	FVTPL	FVTPL	168,907	168,907

Research and development incentive receivables — current	Amortised cost	Amortised cost	158	158

Restricted cash — current	Amortised cost	Amortised cost	1,692	1,692

Cash and cash equivalents	Amortised cost	Amortised cost	190,867	190,867

Trade and other payables	Amortised cost	Amortised cost	15,285	15,285

Current financial assets included collective investment funds nominated in € and $ that are not considered as cash equivalents and of which the underlying investments include bonds and other international debt securities. The average credit rating of the underlying instruments is BBB or higher. The maximum exposure to credit risk is the carrying value at reporting date. These investment funds are recognized at fair value in the Company’s consolidated financial statements (level 1). The fair value corresponds to the quoted market price and can therefore be classified as a level 1 fair value measurement. The net asset value (NAV) of the funds is available on a daily basis. Any difference between amounts invested and fair value at reporting date is booked in Profit & Loss.

Due to the current nature of the financial liabilities, the nominal value of all financial liabilities presented above approximates their fair value.

The Company carried the following assets at fair value on December 31, 2018, 2017 and 2016 respectively:

	At December 31,2018
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		283,529
Assets carried at fair value		€283,529		€—	€1

	At December 31,2017
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		168,907
Assets carried at fair value		€168,907		€—	€1

	At December 31,2016
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		6,831
Assets carried at fair value		€6,831		€—	€1

During the disclosed calendar year no transfers occurred between the applicable categories.  Given the insignificant value of the Company’s assets categorized as Level 3, the additional Level 3 disclosures have been omitted.

6.2         Capital risk

The Company manages its capital to ensure that it will be able to continue as a going concern. The capital structure of the Company consists of equity attributed to the holders of equity instruments of the Company, such as capital, reserves and accumulated losses as mentioned in the consolidated statement of changes in equity. The Company makes the necessary adjustments in the light of changes in the economic circumstances, risks associated to the different assets and the projected cash needs of the current and projected research activities. On December 31, 2018 cash and cash equivalents amounted to €281.0 million and total capital amounted to €677.1 million. The current cash situation and the anticipated cash generation are the most important parameters in assessing the capital structure. The Company’s objective is to maintain the capital structure at a level to be able to finance its activities for at least twelve months. Cash income from existing and new partnerships is taken into account and, if needed and possible, the Company can issue new shares or enter into financing agreements.

6.3         Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults. Concentrations in credit risk are determined based on an analysis of counterparties and their importance on the overall outstanding contractual obligations at year end.

The Company has a limited number of collaboration partners and therefore has a significant concentration of credit risk. However, it has policies in place to ensure that credit exposure is kept to a minimum and significant concentrations of credit exposure are only granted for short periods of time to high credit quality collaboration partners.

Credit exposure is controlled by counterparty limits that are reviewed and approved by management annually.

Cash and cash equivalents and short‑term deposits are invested with several highly reputable banks and financial institutions. The Company holds its cash and cash equivalents mainly with different banks which are independently rated with a minimum rating of ‘BBB’.

The Company also holds short term investment funds in the form of money market funds with a recommended investment horizon of 6 months or shorter but with a low historical volatility. These money market funds are highly liquid investments, can be readily convertible into a known amount of cash. Since they are a basket of funds there is no individual credit risk involved.

The average credit rating of the underlying instruments for the investment funds is BBB or higher.

The maximum credit risk, to which the Company is theoretically exposed as at the balance sheet date, is the carrying amount of the financial assets.

At the end of the reporting period no financial assets were past due, consequently no financial assets were subject to impairment.

6.4         Liquidity risk

The Company manages liquidity risk by maintaining adequate reserves, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

The Company’s main sources of cash inflows are obtained through capital increases and collaboration agreements. This cash is invested in savings accounts, term accounts and short term investment funds in the form of money market funds. These money market funds represent the majority of the Company’s available sources of liquidity however since all of these are immediately tradable and convertible in cash they have a limited impact on the liquidity risk.

All financial liabilities (principally trade and other payables as disclosed in note 6.1) have a maturity within 3 months unless otherwise disclosed in these consolidated financial statements.

6.5         Interest rate risk

The Company is currently not exposed to significant interest rate risk. The only interest‑bearing financial assets are cash at banks on deposit and term accounts.

Given the short‑term nature of these investments the sensitivity towards interest rate fluctuations is deemed not to be significant. For the year ended December 31, 2018, if applicable interest rates would increase/decrease by 25 basis points, this would have a positive/negative impact of €0.3 million (compared to €0.3 million for the year ended December 31, 2017 and €0.1 million for the year ended December 31, 2016).

6.6         Foreign exchange risk

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise.

The Company is mainly exposed to the US Dollar and GBP.

The net exposure to exchange differences of the monetary assets (being cash, cash equivalents and current financial assets) of the Company at the end of the reporting period are as follows:

	At December 31,
(in thousands of €)	2018	2017	2016
USD	312,831	147,169	624
GBP	2	406	—

On December 31, 2018, if the USD/EUR exchange rate would have increased/decreased by 10%, this would have had a negative/positive impact of €28.44 million (compared to €13.38 million on December 31, 2017). On December 31, 2018, if the GBP/EUR exchange rate would have increased/decreased by 10%, this would have had no significant impact.